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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2006 (UNAUDITED)


                                                                                 NUMBER OF
                                                                                  SHARES                        VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.0%
-------------------------------------------------------------------------------------------------------------------------------

ARGENTINA - 0.7%
Tenaris S.A. ADR                                                                    11,882                   $    2,147  (f)

BRAZIL - 3.4%
Cia Vale do Rio Doce ADR                                                           138,197                        6,707
Petroleo Brasileiro S.A. ADR                                                        54,830                        4,378  (a)
                                                                                                                 11,085

CANADA - 2.5%
Canadian National Railway Co.                                                       74,554                        3,382  (f)
EnCana Corp.                                                                        21,450                        1,002
Nortel Networks Corp.                                                              183,020                          560  (a)
Potash Corp of Saskatchewan                                                         36,058                        3,177
                                                                                                                  8,121

CHINA - 0.7%
China Petroleum & Chemical Corp.                                                 3,824,000                        2,218  (f)

DENMARK - 0.5%
Group 4 Securicor PLC                                                              496,473                        1,650

EGYPT - 0.6%
Orascom Construction Industries                                                     45,815                        1,881

FINLAND - 1.9%
Nokia OYJ                                                                          305,931                        6,323  (f)

FRANCE - 10.1%
Accor S.A.                                                                           5,297                          305  (f)
AXA S.A.                                                                            91,515                        3,207  (f)
BNP Paribas                                                                         67,663                        6,276  (f)
BNP Paribas                                                                          6,742                          604  (a)
Carrefour S.A.                                                                      24,416                        1,297  (f)
Credit Agricole S.A.                                                                92,150                        3,581  (f)
France Telecom S.A.                                                                 28,669                          644  (f)
Lagardere S.C.A. (Regd.)                                                            11,082                          864  (f)
LVMH Moet Hennessy Louis Vuitton S.A.                                               25,457                        2,492  (f)
Renault S.A.                                                                         5,752                          611  (f)
Sanofi-Aventis                                                                      25,509                        2,423  (f)
Total S.A.                                                                          23,946                        6,309  (f)
Veolia Environnement                                                                89,325                        4,954  (f)
                                                                                                                 33,567

GERMANY - 5.3%
Allianz AG (Regd.)                                                                  17,341                        2,891  (f)
BASF AG                                                                             29,261                        2,291  (f)
E.ON AG                                                                             47,868                        5,260  (f)
Linde AG                                                                            23,485                        2,036  (f)
Siemens AG (Regd.)                                                                  54,281                        5,061
                                                                                                                 17,539

HONG KONG - 1.5%
Hongkong Land Holdings Ltd.                                                        382,997                        1,425
Jardine Matheson Holdings Ltd.                                                      74,608                        1,373
Sun Hung Kai Properties Ltd. (REIT)                                                219,550                        2,228
                                                                                                                  5,026

INDIA - 0.9%
ICICI Bank Ltd. ADR                                                                 61,548                        1,704  (f)
Reliance Capital Ventures Ltd.                                                     148,554                           83  (a)
Reliance Communication Ventures Ltd.                                               148,554                        1,030  (a)
Reliance Energy Ventures Ltd.                                                      148,554                          145  (a)
Reliance Natural Resources Ltd.                                                    148,554                          111  (a)
                                                                                                                  3,073

ITALY - 5.8%
Banca Intesa S.p.A.                                                                485,139                        2,894  (f)
Ente Nazionale Idrocarburi S.p.A.                                                  132,244                        3,758  (f)
Saipem S.p.A.                                                                      277,467                        6,410
Telecom Italia S.p.A                                                                71,503                          190  (f)
UniCredito Italiano S.p.A.                                                         834,077                        6,021
                                                                                                                 19,273

JAPAN - 20.1%
Acom Co. Ltd.                                                                       21,489                        1,259  (f)
Asahi Glass Co. Ltd.                                                               243,014                        3,623
Bank of Yokohama Ltd.                                                              282,026                        2,304
Chiyoda Corp.                                                                      175,160                        4,068  (f)
East Japan Railway Co.                                                                 247                        1,825
Hoya Corp.                                                                          88,200                        3,551
Komatsu Ltd.                                                                       156,150                        2,971  (f)
Kubota Corp.                                                                       140,000                        1,507  (f)
Mitsubishi Estate Co. Ltd. (REIT)                                                  239,946                        5,674  (f)
Mitsubishi Heavy Industries Ltd.                                                   137,000                          650  (f)
Mitsubishi UFJ Financial Group, Inc.                                                   420                        6,407
Mitsui Sumitomo Insurance Co. Ltd.                                                 359,000                        4,871
Nidec Corp.                                                                         44,452                        3,639  (f)
Nomura Holdings, Inc.                                                              391,696                        8,714  (f)
Sekisui Chemical Company Ltd.                                                      143,000                        1,208  (f)
Seven & I Holdings Co. Ltd.                                                         67,800                        2,678
SMC Corp.                                                                           12,859                        1,999  (f)
Toray Industries Inc.                                                              418,997                        3,423  (f)
Toyota Motor Corp.                                                                 110,587                        6,027  (f)
                                                                                                                 66,398

MALAYSIA - 0.4%
Malaysia International Shipping Corp. BHD                                          501,818                        1,281

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                                           93,091                        3,189


NETHERLANDS - 2.7%
ING Groep N.V.                                                                      87,427                        3,449  (f)
Koninklijke Philips Electronics N.V.                                               160,361                        5,412  (f)
                                                                                                                  8,861

NORWAY - 2.4%
Stolt Offshore S.A.                                                                350,714                        5,504  (a)
Telenor ASA                                                                        235,204                        2,527
                                                                                                                  8,031

RUSSIA - 0.7%
LUKOIL ADR                                                                          28,802                        2,396  (b)

SINGAPORE - 2.3%
CapitaLand Ltd.                                                                  1,090,000                        3,260
Singapore Telecommunications Ltd.                                                2,677,441                        4,385
                                                                                                                  7,645

SOUTH KOREA - 2.4%
Kookmin Bank                                                                        53,223                        4,596
Samsung Electronics Co. Ltd.                                                         5,340                        3,462
                                                                                                                  8,058

SPAIN - 2.1%
Banco Santander Central Hispano S.A. (Regd.)                                       322,089                        4,697  (f)
Telefonica S.A.                                                                    136,040                        2,132
Telefonica S.A. ADR                                                                    880                           41
                                                                                                                  6,870

SWEDEN - 2.2%
Sandvik AB                                                                          80,046                        4,730
Telefonaktiebolaget LM Ericsson                                                    696,214                        2,644  (f)
                                                                                                                  7,374

SWITZERLAND - 9.4%
ABB Ltd. (Regd.)                                                                   351,936                        4,430  (a)
Adecco S.A. (Regd.)                                                                 29,477                        1,643
Credit Suisse Group (Regd.)                                                         89,222                        4,994  (e)
Holcim Ltd. (Regd.)                                                                 27,443                        2,180
Nestle S.A. (Regd.)                                                                 19,806                        5,865  (e)
Novartis AG (Regd.)                                                                 66,838                        3,708
Roche Holding AG                                                                    45,157                        6,707
Swiss Reinsurance                                                                   24,524                        1,710
                                                                                                                 31,237

TAIWAN - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.                                      1,850,011                        3,660

UNITED KINGDOM - 16.3%
BG Group PLC                                                                       221,992                        2,770
BHP Billiton PLC                                                                   510,790                        9,316  (e)
Brambles Industries PLC                                                            192,029                        1,435
Diageo PLC                                                                         266,042                        4,183
GlaxoSmithKline PLC                                                                253,318                        6,613  (e)
Group 4 Securicor PLC                                                              483,357                        1,587
Kingfisher PLC                                                                     103,488                          430
Lloyds TSB Group PLC                                                               322,916                        3,083
National Grid PLC                                                                   45,989                          457
Prudential PLC                                                                     303,949                        3,519
Reed Elsevier PLC                                                                  197,389                        1,890
Rio Tinto PLC (Regd.)                                                               84,339                        4,275
Royal Bank of Scotland Group PLC                                                   150,199                        4,880
Smith & Nephew PLC                                                                 142,600                        1,264
Smiths Group PLC                                                                   144,225                        2,459
Tesco PLC                                                                          569,082                        3,257
Vodafone Group PLC                                                               1,067,668                        2,232  (e)
Wolseley PLC                                                                        18,950                          465
                                                                                                                 54,115

TOTAL INVESTMENTS IN SECURITIES                                                                                 321,018
(COST $223,755)

-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 26.9%
-------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.2%
GEI Short Term Investment Fund
4.87%                                                                            7,404,629                        7,404  (c,g)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 24.7%
State Street Navigator Securities Lending Prime Portfolio
4.76%                                                                           81,737,679                       81,738  (c,d)

TOTAL SHORT-TERM INVESTMENTS                                                                                     89,142
(COST $89,142)

TOTAL INVESTMENTS                                                                                               410,160
(COST $312,897)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (23.9)%                                                            (79,138)
                                                                                                             ----------
NET ASSETS  - 100.0%                                                                                         $  331,022
                                                                                                             ==========


-------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following long futures contracts open at March 31, 2006 (unaudited):

                                                                                         CURRENT            UNREALIZED
                                                                        NUMBER OF        NOTIONAL         APPRECIATION /
DESCRIPTION                                    EXPIRATION DATE          CONTRACTS         VALUE           DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures                      June 2006                 37          $   1,700             $        5
FTSE 100 Index Futures                           June 2006                  8                828                     (4)
Topix Index Futures                              June 2006                  6                878                     29
                                                                                                             ----------
                                                                                                             $       30
                                                                                                             ==========

The Elfun International Equity was invested in the following sectors at March
31, 2006 (unaudited):

                                                                                                            PERCENTAGE
                                                                                                         (BASED ON MARKET
SECTOR                                                                                                        VALUE)
-------------------------------------------------------------------------------------------------------------------------------

Financials                                                                                                        23.33%
Short-Term                                                                                                        21.74%
Industrials                                                                                                       11.37%
Energy                                                                                                             9.06%
Materials                                                                                                          8.15%
Information Technology                                                                                             5.81%
Healthcare                                                                                                         5.05%
Consumer Discretionary                                                                                             4.69%
Consumer Staples                                                                                                   4.21%
Telecommunication Services                                                                                         3.99%
Utilities                                                                                                          2.60%
                                                                                                             ----------
                                                                                                                 100.00%
                                                                                                             ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2006 (unaudited)

--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $2,396 or 0.72% of net assets for the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)  Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At March 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f)  All or a portion of the security is out on loan.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.





+    Percentages are based on net assets as of March 31, 2006.



Abbreviations:

ADR     American Depositary Receipt
REGD.   Registered
REIT    Real Estate Investment Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2006